CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data, unless otherwise specified	Total USD ($)	Total RUB	Priority Share Issued and Outstanding	Ordinary Shares Issued and Outstanding USD ($)	Ordinary Shares Issued and Outstanding RUB	Additional Paid-In Capital USD ($)	Additional Paid-In Capital RUB	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Other Comprehensive Income/(Loss) RUB	Retained Earnings USD ($)	Retained Earnings RUB
Balance at Dec. 31, 2008		4,319.0			1,083.0		48.0		76.0		3,112.0
Balance (in shares) at Dec. 31, 2008					302,639,008
Increase (Decrease) in Stockholders' Equity
Share-based compensation expense		209					209
Exercise of share options (Note 15)		34					34
Exercise of share options (Note 15) (in shares)					1,075,000
Repurchase of share options (Note 15)		(107)					(107)
Class B shares conversion					(103)		103
Issuance of restricted shares (Note 16)		10			1		9
Issuance of restricted shares (Note 16) (in shares)					112,000
Issuance of priority share (Note 13) (in shares)			1
Repurchase and cancellation of shares (in shares)					(10,490)
Foreign currency translation adjustment		61.0							61.0
Net income		2,010.0									2,010.0
Balance at Dec. 31, 2009		6,536.0			981.0		296.0		137.0		5,122.0
Balance (in shares) at Dec. 31, 2009			1		303,815,518
Increase (Decrease) in Stockholders' Equity
Share-based compensation expense		160					160
Exercise of share options (Note 15)		1					1
Exercise of share options (Note 15) (in shares)					7,500
Repurchase of share options (Note 15)		(1)					(1)
Class B shares conversion					(9)		9
Issuance of restricted shares (Note 16)		3					3
Repurchase and cancellation of shares		(1)					(1)
Repurchase and cancellation of shares (in shares)					(7,500)
Dividends declared (Note 12)		(911)									(911)
Foreign currency translation adjustment		11.0							11.0
Net income		3,817.0									3,817.0
Balance at Dec. 31, 2010		9,615.0			972.0		467.0		148.0		8,028.0
Balance (in shares) at Dec. 31, 2010			1		303,815,518
Increase (Decrease) in Stockholders' Equity
Share-based compensation expense		286					286
Exercise of share options (Note 15)		231			1		230
Exercise of share options (Note 15) (in shares)					3,083,212
Repurchase of share options (Note 15)		(8)					(8)
Class B shares conversion					(385)		385
Issuance of shares at IPO		11,403			7		11,396
Issuance of shares at IPO (in shares)					16,940,000
Primary offering expenses		(27)					(27)
Foreign currency translation adjustment	52.2	1,680.0							1,680.0
Net income	179.3	5,773.0									5,773.0
Balance at Dec. 31, 2011	$ 899.3	28,953.0		$ 18.5	595.0	$ 395.3	12,729.0	$ 56.8	1,828.0	$ 428.7	13,801.0
Balance (in shares) at Dec. 31, 2011			1	323,838,730